Other liabilities (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other liabilities
Warrant outstanding, beginning	5,097,550	5,097,550
Shares granted share	(2,289,667)
Warrant outstanding, ending	2,807,883	5,097,550
Exercisable, end of year shares	2,807,883	5,097,550
Weighted average exercise price expired	$ 4.50
Weighted average exercise price beginning balance	4.50	$ 4.50
Weighted average exercise price ending balance	4.50	4.50
Weighted average exercise price Outstanding, end of year	$ 4.50	$ 4.50